Convertible Series A Preferred Stock (Details) - USD ($)			12 Months Ended
	Aug. 10, 2016	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Series A Preferred Stock
Dividends deemed payable and accrued				$ 0	$ 0
Series A Convertible Preferred Stock.
Convertible Series A Preferred Stock
Issuance of convertible Series A preferred stock (shares)		745,637
Original issue price, per share		$ 6.70585
Aggregate consideration, cash and noncash		$ 5,000,000
Cash proceeds from issuance of Series A preferred		1,500,000
Shares converted	827,205
Dividend rate			8.00%
Liquidation preference, per share			$ 6.70585
Series A Convertible Preferred Stock. | Minimum
Convertible Series A Preferred Stock
Liquidation preference upon transfer of voting power, percentage			50.00%
Percentage of outstanding shares which may require the Company to redeem shares			80.00%
Redemption price, as a percent of liquidation preference			150.00%
Series A Convertible Preferred Stock. | Convertible Notes
Convertible Series A Preferred Stock
Noncash consideration received, debt converted into stock		$ 3,500,000
Conversion price percentage of principal and unpaid accrued interest		125.00%